Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
HCM Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	HCM Large Cap Growth ETF
Class Name	HCM Large Cap Growth ETF
Trading Symbol	AQLG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the HCM Large Cap Growth ETF for the period of June 7, 2026 (inception) to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at www.highlandcap.com/etf/ or (888) 988-7649.
Additional Information Phone Number	(888) 988-7649
Additional Information Website	www.highlandcap.com/etf/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Large Cap Growth ETF	$4¹	0.65%²
¹	Costs are for the period of June 7, 2026, to June 30, 2026. Costs for a full semi-annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 4	[1]
Expense Ratio, Percent	0.65%	[2]
Net Assets	$ 75,359,983
Holdings Count | Holdings	132
Advisory Fees Paid, Amount	$ 30,298
Investment Company, Portfolio Turnover	1.26%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Fund Net Assets	$75,359,983
Number of Holdings	132
Total Net Advisory Fee	$30,298
Portfolio Turnover Rate	1.26%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of June 30, 2026) Sector Breakdown
Largest Holdings [Text Block]
Top 10 Holdings
Alphabet, Inc. Class A	5.03%
Apple, Inc.	4.83%
First Horizon Corp.	3.88%
iShares Core S&P 500 ETF	3.68%
Citigroup, Inc.	3.59%
Kinder Morgan, Inc.	3.39%
Broadcom, Inc.	3.34%
Micron Technology, Inc.	3.03%
Bank of America Corp.	3.01%
Abbvie, Inc.	2.66%

[1]	Costs are for the period of June 7, 2026, to June 30, 2026. Costs for a full semi-annual period would be higher.
[2]	Annualized.